Mount Lucas U.S. Focused Equity Fund
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
Investment Objective
The Mount Lucas U.S. Focused Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Mount Lucas U.S. Focused Equity Fund		Class I	Class II
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.37%	2.37%
Total Annual Fund Operating Expenses	[1]	3.12%	3.37%
Fee Waiver and/or Expense Reimbursement	[1]	(2.17%)	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.20%
[1]	Mount Lucas Management LP ("Mount Lucas" or the "Adviser") has contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund's "Total Annual Fund Operating Expenses" (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, extraordinary items, brokerage commissions and interest) to, as a percentage of average daily net assets, 0.95% with respect to Class I Shares and 1.20% with respect to Class II Shares ("Expense Limitation"). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class I and Class II shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Mount Lucas U.S. Focused Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	758	1,445	3,278
Class II	122	833	1,568	3,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68.14% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities. Equity securities include common stocks, preferred stocks, investment companies including ETFs, interests in REITs, convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities. The Fund is non-diversified, and its portfolio will typically consist of 20-40 stocks. The Adviser selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500® Index. The Adviser's approach is purely quantitative. The equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated based on the percentage change and relative volatility in the price of a stock between two dates. These securities may be traded over-the-counter or listed on an exchange. While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Adviser's computer equity model favors such sector or sectors.

The Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

The Adviser rebalances the Fund's portfolio twice per year, which has historically resulted in turnover of approximately 80% to 140% per year.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

•  Non-Diversification Risk: The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified." Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.

•  Sector Focus Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Performance Information

Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on March 24, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The Fund has the same investment objective and strategies as the Predecessor Fund. The bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, 10 years and since inception compare to those of the S&P 500® Index, a broad measure of market performance. The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this Prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for the Fund's other share classes will vary. Updated performance information is available at www.mtlucas.com/BMLEX or by calling the Fund toll-free at (844) 261-6483.

Annual Returns For the years ended December 31

Calendar year-to-date total return as of June 30, 2018 for the Fund's Class I shares was 7.27%

During the periods shown in the chart:

Best Quarter	Worst Quarter
26.55%	-24.89%
(June 30, 2009)	(December 31, 2008)

Average Annual Total Returns For the periods ended December 31, 2017
Average Annual Total Returns - Mount Lucas U.S. Focused Equity Fund		1 Year	5 Years	10 Years	Since Inception [1]
Class I		23.91%	14.93%	7.58%	6.88%
Class I | After Taxes on Distributions		20.75%	11.64%	5.89%	5.23%
Class I | After Taxes on Distributions and Sales		13.49%	10.94%	5.60%	5.02%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[2]	21.85%	15.81%	8.50%	7.93%
[1]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007. Class II shares of the Fund have not commenced operations.
[2]	The S&P 500(R) Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.